Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory [Abstract]
Raw materials and supplies	$ 29.9	$ 37.5
Goods in process	49.7	48.1
Finished goods	42.5	42.5
Total inventories	122.1	128.1
Other Inventory, Materials, Supplies and Merchandise under Consignment, Gross	$ 20.1	$ 22.9